Average Annual Total Returns - Class A and Class C - Russell 2000 2x Strategy Fund	Aug. 01, 2021
Class A
Average Annual Return:
1 Year	10.88%
5 Years	15.80%
10 Years	13.63%
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	10.88%
5 Years	15.52%
10 Years	12.92%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	6.44%
5 Years	12.62%
10 Years	11.01%
Class A | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	14.21%
10 Years	13.29%
Class C
Average Annual Return:
1 Year	14.53%
5 Years	16.06%
10 Years	13.36%
Class C | Return After Taxes on Distributions
Average Annual Return:
1 Year	14.53%
5 Years	15.76%
10 Years	12.60%
Class C | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	8.60%
5 Years	12.83%
10 Years	10.74%
Class C | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	19.96%
5 Years	14.21%
10 Years	13.29%